FORM 	13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	December 31, 1999

Check here if Amendment { }; 	Amendment Number:
This Amendment (Check only one.): 	{ }	is a restatement.
						{ } 	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Prudential Corporation plc
Address:	142 Holborn Bars
	      London, England  EC1N 2NH


13F File Number: 	28-3582

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manger:

Name: 	Paul Carter
Title: 	Compliance Officer
Phone: 	312-634-2607
Signature, Place, and Date of Signing:

Paul Carter		Chicago, IL 		February 14, 2000

Report Type (Check only one.):

{ } 	13F HOLDINGS REPORT.

{X} 	13F NOTICE.

{ } 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

PPM America, Inc.     28-3586
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.